[Front Cover]

[MFS INVESTMENT MANAGEMENT LOGO]

                                                               Semiannual Report
                                                               February 28, 1997

MFS(R) Strategic Growth Fund

[silhouette of two people in front of window]

Table of Contents

Letter from the Chairman    .........  1
Portfolio Manager's Overview   ......  2
Portfolio Manager's Profile    ......  3
Fund Facts   ........................  4
Performance Summary   ...............  4
Portfolio Concentration  ............  5
Portfolio of Investments ............  6
Financial Statements  ............... 11
Notes to Financial Statements  ...... 16
Trustees and Officers ............... 21



--------------------------------------------------------------------------------

Highlights

 [bullet] For the six months ended February 28, 1997, Class A shares of the Fund provided a total return at net asset value of 25.45%.

 [bullet] The Fund has benefited from a significant overweighting in technology issues, as massive technology spending allowed corporations to reduce overhead and increase profits without raising prices.

 [bullet] Microsoft Corp. is the Fund's biggest position. Its growth prospects appear greater than ever as new opportunities, including the Internet, cable television, and relational databases, continue to open up.

 [bullet] Stocks of health maintenance organizations underperformed for the Fund due to poor pricing by the industry, a situation which appears to have been corrected.

--------------------------------------------------------------------------------

Letter from the Chairman

[Photo of A. Keith Brodkin]

Dear Shareholders:

After more than six years of expansion, the U.S. economy appears to be experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in labor markets, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, which would represent a modest decline from 1996.

 We continue to urge U.S. equity investors to lower their expectations for 1997 and to point out that the impressive gains of the past two years are not sustainable. Just as the slowdown in corporate earnings growth and increases in interest rates in 1996 raised some near-term concerns, further interest rate increases and an acceleration of inflation could negatively affect the stock market in 1997. To the extent that some slowdown in earnings means that the economy is not overheating, this could be beneficial for the equity market in the long run. Also, we believe many of the technology-driven productivity gains that U.S. companies have made in recent years will continue to enhance corporate America's competitiveness and profitability. Therefore, while we have some near-term concerns, we remain reasonably positive about the long-term viability of the equity market.

 We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin

A. Keith Brodkin
Chairman and President

March 14, 1997

Portfolio Manager's Overview

[Photo of Christian Felipe]

Dear Shareholders:

For the six months ended February 28, 1997, Class A shares of the Fund provided a total return of 25.45%. This return, which assumes the reinvestment of distributions, compares to a 22.5% return for the Standard & Poor's 500 Composite Index (S&P 500), a popular, unmanaged index of common stock performance. Commencing April 10, 1997, the Fund intends to broaden the public offering of its four classes of shares. Prior to that date, the Fund only offered Class A shares to MFS employees and to trustees who oversee the MFS funds.

 Rising stock prices throughout 1996 and early 1997 have been driven by a favorable economic environment of low inflation, low interest rates, and modest but steady economic growth. This led to strong corporate profitability and rising price/earnings ratios.

 Much of the Fund's favorable performance was a result of a significant overweighting in technology issues. Massive capital spending by major corporations on their technology infrastructure contributed to an economy that was able to grow almost without inflation, as technology spending allowed firms to reduce overhead and increase profits without raising prices. The employment picture was also bolstered by the large number of start-up companies, many of which were financed through initial public offerings, which helped pick up some of the slack created by restructuring at some of the larger companies.

 Accordingly, the technology companies have exhibited the fastest growth rates in earnings. It is also a major theme of the market that U.S. companies have been able to extend their domestic positions to many overseas markets.

 Microsoft is the Fund's biggest position. The company dominates virtually every area of the computer software industry, yet its growth prospects today appear to be greater than ever as new opportunities, including the Internet, cable television, and relational databases, continue to open up. The position in Microsoft has been held by the Fund since its inception, as have holdings in Intel, another favorite due to its near-monopoly position in microprocessors.

 In general, we look for companies with dominant worldwide franchises that, in our opinion, will allow them to generate a return significantly ahead of their cost of capital. This leads us to companies with tremendous free cash flows, which we buy when we feel their valuations have reached attractive levels. One such area is the media sector, which has performed very well for us, particularly following the passage of the Telecommunications Act of 1996 and as radio and television company stocks have responded favorably to massive industry consolidation. Westinghouse bought Infinity Broadcasting early in the fiscal year, and AT&T has recently decided to sell its position in LIN Broadcasting.

 Unfortunately, stocks of health maintenance organizations (HMOs) underperformed for the Fund due to poor pricing by the industry. This situation appears to have been corrected, and we are encouraged by prospects for this group in 1997.

 We anticipate no significant change in the economy; rather, we anticipate a continuing environment of steady growth, low inflation, and stable-to-falling interest rates. Technology, media, financial services, and health care are some of the major sectors that we expect will benefit from this environment.


Respectfully,

/s/ Christian Felipe

Christian Felipe
Portfolio Manager

--------------------------------------------------------------------------------

Portfolio Manager's Profile

Christian Felipe joined MFS in 1986. A graduate of the University of California, Los Angeles, and the University of Pennsylvania's Wharton School of Finance and Commerce, he was named Investment Officer in 1987, Assistant Vice President
-- Investments in 1988, Vice President -- Investments in 1989, and Senior Vice President in 1996. Mr. Felipe has managed MFS Strategic Growth Fund since its inception in 1996.

--------------------------------------------------------------------------------
                                                                              3

--------------------------------------------------------------------------------

Fund Facts

Strategy:                  The objective of the Fund is capital appreciation.

Commencement of
investment operations:     Class A: January 2, 1996     Class B: April 10, 1997
                           Class I: January 2, 1997     Class C: April 10, 1997

Size:                      $12.8 million net assets as of February 28, 1997

--------------------------------------------------------------------------------

Performance Summary

Because mutual funds like MFS[R] Strategic Growth Fund are designed for investors with long-term goals, we have provided cumulative results for Class A shares, as well as the average annual total returns for the applicable time periods.

Average Annual and Cumulative Total Rates of Return
Class A Investment Results
(net asset value change including reinvested distributions)


                                  6 Months     1 Year      Life of Fund*
-------------------------------------------------------------------------
Cumulative Total Return            +25.45%     +32.59%        +53.79%
-------------------------------------------------------------------------
Average Annual Total Return            --      +32.59%        +44.98%
-------------------------------------------------------------------------
SEC Results                            --      +26.27%        +39.01%
-------------------------------------------------------------------------

Class I Investment Results
(net asset value change including reinvested distributions)

                                  6 Months     1 Year      Life of Fund*
-------------------------------------------------------------------------
Cumulative Total Return            +25.45%     +32.59%        +53.79%
-------------------------------------------------------------------------
Average Annual Total Return            --      +32.59%        +44.98%
-------------------------------------------------------------------------
SEC Results                            --      +26.27%        +39.01%
-------------------------------------------------------------------------

*For the period from the commencement of the Fund's investment operations, January 2, 1996 through February 28, 1997. During this period the Fund was named MFS Aggressive Growth Fund.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A SEC results include the maximum 5.75% sales charge. Class I shares, which became available on January 2, 1997, have no sales load or 12b-1 fees and are only available to certain institutional investors.

Class I share results include the performance and operating expenses (e.g., Rule 12b-1) of Class A shares, for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance would have been higher had Class I shares been outstanding during the entire period. The Class A share performance included in Class I share performance has been adjusted to reflect the fact that Class I shares have no initial sales load.

Portfolio Concentration as of February 28, 1997

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

Top 10 Equity Holdings

Microsoft Corp.
Computer software and systems company

Franklin Resources, Inc.
Mutual fund and financial services company

Sun Microsystems, Inc.
Computer systems company

Intel Corp.
Semiconductor manufacturer

Lucent Technologies, Inc.
Telecommunications and microelectronics company

LIN Television Corp.
Broadcasting and cellular communications company

Computer Associates International, Inc.
Computer software company

Oracle Systems Corp.
Developer and manufacturer of database software

BMC Software, Inc.
Computer software company

Cadence Design Systems, Inc.
Computer software and systems company


Largest Sectors

[Pie Chart]

Technology          45.4%
Leisure             15.8%
Miscellaneous       11.2%
Financial Services  10.1%
Health Care          9.8%
Retailing            7.7%

[End Pie Chart]

*For a more complete breakdown, refer to Portfolio of Investments.

Portfolio of Investments (Unaudited) - February 28, 1997

Stocks - 94.7%
----------------------------------------------------------------------
Issuer                                               Shares      Value
----------------------------------------------------------------------
U.S. Stocks - 89.8%
 Aerospace - 0.3%
  Gulfstream Aerospace Corp.*                         1,500   $ 32,625
----------------------------------------------------------------------
 Apparel and Textiles - 0.4%
  Nike, Inc., "B"                                       750   $ 53,906
----------------------------------------------------------------------
 Banks and Credit Companies - 0.6%
  Citicorp                                              500   $ 58,375
  Norwest Corp.                                         500     24,875
                                                              ---------
                                                              $ 83,250
----------------------------------------------------------------------
 Building - 0.4%
  Newport News Shipbuilding, Inc.                     3,000   $ 46,500
----------------------------------------------------------------------
 Business Machines - 6.0%
  Affiliated Computer Services, Inc.*                 1,500   $ 30,937
  Seagate Technology*                                 2,500    118,125
  Sun Microsystems, Inc.*                            20,000    617,500
                                                              ---------
                                                              $766,562
----------------------------------------------------------------------
 Business Services - 2.9%
  AccuStaff, Inc.*                                    1,000   $ 20,750
  ADT Ltd.*                                           4,000     87,000
  Computer Sciences Corp.*                              500     33,750
  CUC International, Inc.*                              750     17,906
  DST Systems, Inc.*                                  1,000     32,875
  Ikon Office Solutions, Inc.                         1,000     41,250
  Interim Services, Inc.*                             2,000     75,500
  Loewen Group, Inc.                                    500     16,125
  Sabre Group Holding, Inc.*                          1,000     28,250
  Transaction System Architects, Inc.*                  500     13,000
                                                              ---------
                                                              $366,406
----------------------------------------------------------------------
 Cellular Telephones - 0.8%
  AirTouch Communications, Inc.*                      1,000   $ 27,250
  Telephone & Data Systems, Inc.                      2,000     80,000
                                                              ---------
                                                              $107,250
----------------------------------------------------------------------
 Computer Hardware - Systems - 0.3%
  Quantum Corp.*                                      1,000   $ 39,750
----------------------------------------------------------------------
 Computer Software - Personal Computers - 6.6%
  First Data Corp.                                      500   $ 18,312
  Microsoft Corp.*                                    8,500    828,750
                                                              ---------
                                                              $847,062
----------------------------------------------------------------------
 Computer Software - Systems - 15.9%
   BMC Software, Inc.*                                8,300   $355,344
   Cadence Design Systems, Inc.*                      8,700    320,812
   Computer Associates International, Inc.            9,000    391,500
   Compuware Corp.*                                   2,250    140,063
   Cooper & Chyan Technology, Inc.*                   3,100     95,131
   Oracle Systems Corp.*                              9,300    365,025
   Sybase, Inc.*                                      9,000    147,375

------------------------------------------------------------------
Issuer                                      Shares          Value
------------------------------------------------------------------
U.S. Stocks - continued
 Computer Software - Systems - continued
  Synopsys, Inc.*                                 850   $   30,334
  USCS International, Inc.*                     3,000       62,250
  Xionics Document Technologies*                7,500      127,500
                                                        -----------
                                                        $2,035,334
------------------------------------------------------------------
 Consumer Goods and Services - 1.9%
  Service Corp. International                     500   $   14,500
  Tyco International Ltd.                       3,900      230,100
                                                        -----------
                                                        $  244,600
------------------------------------------------------------------
 Containers - 0.1%
  Corning, Inc.                                   500   $   18,813
------------------------------------------------------------------
 Electrical Equipment - 0.1%
  Westinghouse Electric Corp.                     500   $    8,625
------------------------------------------------------------------
 Electronics - 1.8%
  Analog Devices, Inc.*                           100   $    2,325
  Atmel Corp.*                                  2,500       93,438
  LSI Logic Corp.*                                500       17,250
  Sony Corp.                                    1,000       72,000
  Xilinx, Inc.*                                 1,000       45,125
                                                        -----------
                                                        $  230,138
------------------------------------------------------------------
 Entertainment - 10.7%
  Clear Channel Communications, Inc.*           4,000   $  191,500
  Cox Radio, Inc.*                              4,000       76,500
  Disney (Walt) Co.                               250       18,563
  Harrah's Entertainment, Inc.*                13,700      253,450
  Jacor Communications, Inc., "A"*              3,000       88,312
  LIN Television Corp.*                        10,300      427,450
  Midway Games, Inc.*                           2,000       31,250
  Mirage Resorts, Inc.*                         1,500       37,312
  Paxson Communications Corp.*                 10,000       88,750
  Univision Communications, Inc., "A"*          4,000      132,000
  Viacom, Inc., "B"*                              750       26,438
                                                        -----------
                                                        $1,371,525
------------------------------------------------------------------
 Financial Institutions - 7.9%
  American Express Co.                            500   $   32,687
  Associates First Capital Corp.                2,000       96,500
  BA Merchants Services, Inc.*                    200        3,100
  Federal National Mortgage Assn.               1,500       60,000
  Franklin Resources, Inc.                     12,500      731,250
  MBNA Corp.                                      500       16,000
  Merrill Lynch & Co., Inc.                       750       72,000
                                                        -----------
                                                        $1,011,537
------------------------------------------------------------------
 Food and Beverage Products - 1.2%
  Pepsi Co, Inc.                                4,500   $  147,938
------------------------------------------------------------------
 Insurance - 1.4%
  Equitable of Iowa Cos                         3,500   $  185,938
------------------------------------------------------------------
 Leisure - 0.1%
  Vistana, Inc.                                 1,000   $   14,625
------------------------------------------------------------------

--------------------------------------------------------------------------
Issuer                                                Shares        Value
--------------------------------------------------------------------------
U.S. Stocks - continued
 Medical and Health Products - 2.2%
  Bristol-Myers Squibb Co.                                  500   $ 65,250
  Johnson & Johnson                                       1,000     57,625
  Pfizer, Inc.                                              500     45,813
  Rhone-Poulenc Rorer, Inc.                                 500     35,500
  Schering Plough Corp.                                   1,000     76,625
                                                                  ---------
                                                                  $280,813
--------------------------------------------------------------------------
 Medical and Health Technology and Services - 6.6%
  Cardinal Health, Inc.                                   2,000   $123,000
  Columbia Healthcare Corp.                               1,000     42,000
  Genesis Health Ventures, Inc.*                          1,000     34,625
  Health Management Associates, Inc.*                     1,000     26,500
  HealthSouth Corp.*                                      1,000     40,250
  Lincare Holdings, Inc.*                                   500     21,563
  Medtronic Inc.                                            600     38,850
  Oxford Health Plans, Inc.*                                500     27,875
  Pacificare Health Systems, Inc.*                        1,500    125,625
  St. Jude Medical, Inc.*                                 1,100     43,450
  United Healthcare Corp.                                 4,700    234,412
  Vivra, Inc.*                                            3,000     89,250
                                                                  ---------
                                                                  $847,400
--------------------------------------------------------------------------
 Pollution Control - 0.6%
  USA Waste Services, Inc.*                               2,000   $ 72,000
--------------------------------------------------------------------------
 Printing and Publishing - 1.6%
  Gannett Co., Inc.                                       2,000   $159,500
  Tribune Co.                                             1,000     39,250
                                                                  ---------
                                                                  $198,750
--------------------------------------------------------------------------
 Restaurants and Lodging - 2.9%
  HFS, Inc.*                                                500   $ 34,250
  Hilton Hotels Corp.                                     3,500     87,938
  Marriot International, Inc.                               500     26,500
  MGM Grand, Inc.*                                          500     17,563
  Outback Steakhouse, Inc.*                                 750     17,906
  Promus Hotel Corp.*                                     5,300    187,487
                                                                  ---------
                                                                  $371,644
--------------------------------------------------------------------------
Special Products and Services - 0.2%
  McDonalds Corp.                                           500   $ 21,625
--------------------------------------------------------------------------
Stores - 7.0%
  CVS Corp.                                               2,000   $ 92,500
  General Nutrition Cos., Inc.*                           2,000     36,000
  Gymboree Corp.*                                         1,000     24,625
  Home Depot, Inc.                                        4,500    245,250
  Linens N'Things, Inc.*                                  1,000     21,500
  Micro Warehouse, Inc.*                                  3,000     43,125
  Office Depot, Inc.*                                    10,000    190,000
  Rite-Aid Corp.                                          5,450    229,581
  Sunglass Hut International, Inc.*                       1,000      7,250
                                                                  ---------
                                                                  $889,831
--------------------------------------------------------------------------

-----------------------------------------------------------------------------
Issuer                                                Shares          Value
-----------------------------------------------------------------------------
U.S. Stocks - continued
 Supermarkets - 0.3%
  Vons Cos., Inc.*                                          500   $    34,063
-----------------------------------------------------------------------------
 Telecommunications - 7.6%
  ADC Telecommunications, Inc.*                           1,500   $    40,500
  Ascend Communications, Inc.*                              850        44,412
  Cabletron Systems, Inc.*                                7,500       225,000
  Cellular Communications International*                  3,000        84,750
  Cisco Systems, Inc.*                                    2,000       111,250
  Glenayre Technologies, Inc.*                            2,500        33,125
  Lucent Technologies, Inc.                               8,000       431,000
                                                                  ------------
                                                                  $   970,037
-----------------------------------------------------------------------------
 Utilities - Telephone - 1.4%
  MCI Communications Corp.                                5,000   $   178,750
-----------------------------------------------------------------------------
Total U.S. Stocks                                                 $11,477,297
-----------------------------------------------------------------------------
Foreign Stocks - 4.9%
 Germany - 0.5%
  Sap Ag ADR (Computer Software - Systems)                  200   $    30,765
  Sap Aktiengesellschsft, ADR
  (Computer Software - Systems)##,*                         600        30,600
                                                                  ------------
                                                                  $    61,365
 -----------------------------------------------------------------------------
 Japan - 3.4%
  Canon, Inc. (Special Products and Services)             4,000   $    83,568
  Canon, Inc., ADR (Special Products and Services)        1,000       104,500
  Sony Corp. (Electronics)                                2,500       180,526
  TDK Corp. (Special Products and Services)               1,000        66,987
                                                                  ------------
                                                                  $   435,581
-----------------------------------------------------------------------------
 Sweden - 0.4%
  Astra AB, Free Shares, "B" ADR (Pharmaceuticals)        1,000   $    46,738
-----------------------------------------------------------------------------
 Switzerland - 0.5%
  Ciba Specialty Chemicals AG (Chemicals)*                   50   $     3,165
  Novartis AG (Pharmaceuticals)*                             50        57,172
                                                                  ------------
                                                                  $    60,337
-----------------------------------------------------------------------------
 United Kingdom - 0.1%
  Danka Business Systems, ADR (Business Services)           500   $    20,937
-----------------------------------------------------------------------------
Total Foreign Stocks                                              $   624,958
-----------------------------------------------------------------------------
Total Stocks (Identified Cost, $10,735,329)                       $12,102,255
-----------------------------------------------------------------------------
Convertible Preferred Stocks - 0.4%
-----------------------------------------------------------------------------
  American Radio Systems Corp., $7.00##,*
   (Identified Cost, $48,600)                             1,000   $    51,000
-----------------------------------------------------------------------------
Warrants - 4.0%
-----------------------------------------------------------------------------
  Intel Corp. (Identified Cost, $209,780)*                5,000   $   508,672
-----------------------------------------------------------------------------

Short-Term Obligations - 0.8%
----------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)          Value
----------------------------------------------------------------------------
  Federal Home Loan Bank, due 3/03/97 at
    Amortized Cost                                      $100     $    99,971
----------------------------------------------------------------------------
Total Investments (Identified Cost, $11,093,680)                 $12,761,898
----------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.1%                            $    17,495
----------------------------------------------------------------------------
Net Assets - 100.0%                                              $12,779,393
----------------------------------------------------------------------------

 *Non-income producing security
##SEC Rule 144A Restriction

See notes to financial statements

Financial Statements

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------

February 28, 1997
-----------------------------------------------------------------------------------
Assets:
 Investments, at value (identified cost, $11,093,680)                                   $12,761,898
 Cash                                                                                         1,688
 Receivable for Fund shares sold                                                                400
 Receivable for investments sold                                                            188,833
 Dividends and interest receivable                                                            2,292
 Deferred organization expenses                                                               1,669
                                                                                       -------------
   Total assets                                                                         $12,956,780
                                                                                       -------------
Liabilities:
 Payable for investments purchased                                                      $   137,792
 Payable for Fund shares reaquired                                                           24,862
 Payable to affiliates -
  Management fee                                                                                267
  Shareholder servicing agent fee                                                                46
 Accrued expenses and other liabilities                                                      14,420
                                                                                       -------------
   Total liabilities                                                                    $   177,387
                                                                                       -------------
Net assets                                                                              $12,779,393
                                                                                       =============
Net assets consist of:
 Paid-in capital                                                                        $10,534,539
 Unrealized appreciation on investments and translation of assets and liabilities
 in foreign currencies                                                                    1,668,218
 Accumulated undistributed net realized gain on investments and foreign
 currency transactions                                                                      593,273
 Accumulated net investment loss                                                            (16,637)
                                                                                       -------------
   Total                                                                                $12,779,393
                                                                                       =============
Shares of beneficial interest outstanding                                                 967,012
                                                                                          =======
Class A shares:
 Net asset value per share
 (net assets of $3,545,430 [dividedby] 268,280 shares of beneficial interest
 outstanding)                                                                              $13.22
                                                                                           ======
Class I shares:
 Net asset value per share
 (net assets of $9,233,963 [dividedby] 698,732 shares of beneficial interest
 outstanding)                                                                              $13.22
                                                                                           ======


See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

Six Months Ended February 28, 1997
-----------------------------------------------------------------------------
Net investment income:
 Income -
  Dividends                                                                       $   16,058
  Interest                                                                             5,621
                                                                                  -----------
   Total investment income                                                        $   21,679
                                                                                  -----------
 Expenses -
  Management fee                                                                  $   44,713
  Shareholder servicing agent fee                                                      2,568
  Shareholder servicing agent fee (Class A)                                            4,701
  Distribution and service fee (Class A)                                              22,580
  Printing                                                                             1,976
  Auditing fees                                                                        1,974
  Custodian fee                                                                        1,635
  Postage                                                                                324
  Amortization of organization expenses                                                  216
                                                                                  -----------
   Total expenses                                                                 $   80,687
  Fees paid indirectly                                                                  (214)
  Preliminary reduction of expenses by investment adviser, distributor
   and shareholder servicing agent                                                   (28,973)
                                                                                  -----------
   Net expenses                                                                   $   51,500
                                                                                  -----------
    Net investment loss                                                           $  (29,821)
                                                                                  -----------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                                         $1,163,361
  Foreign currency transactions                                                           57
                                                                                  -----------
   Net realized gain on investments and foreign currency transactions             $1,163,418
                                                                                  -----------
 Change in unrealized appreciation on investments and translation of assets
  and liabilities in foreign currencies                                           $1,381,698
                                                                                  -----------
   Net realized and unrealized gain on investments and foreign currency           $2,545,116
                                                                                  -----------
    Increase in net assets from operations                                        $2,515,295
                                                                                  ==========


See notes to financial statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Six Months Ended
                                                  February 28, 1997          Period Ended
                                                        (Unaudited)       August 31, 1996*
-----------------------------------------------------------------------------------------
Increase in net assets:
From operations -
 Net investment income (loss)                          $   (29,821)           $    13,240
 Net realized gain on investments and foreign
  currency transactions                                  1,163,418              1,148,632
 Net unrealized gain on investments and
  foreign currency translation                           1,381,698                286,520
                                                      -------------          ------------
  Increase in net assets from operations               $ 2,515,295            $ 1,448,401
                                                      -------------          ------------
Distributions declared to shareholders
 From net realized gain on investments                  (1,718,842)                    --
                                                      -------------          ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                      $11,309,145            $ 9,192,172
 Net asset value of shares issued to
  shareholders in reinvestment of
  distributions                                          1,718,834                     --
 Cost of shares reaquired                              (11,189,722)              (495,900)
                                                      -------------          ------------
  Increase in net assets from Fund share
   transactions                                        $ 1,838,257            $ 8,696,272
                                                      -------------          ------------
   Total increase in net assets                        $ 2,634,710            $10,144,673
Net assets:
 At beginning of period                                 10,144,683                     10
                                                      -------------          ------------
 At end of period (including accumulated
  undistributed net investment income (loss)
  of $(16,637) and $13,184, respectively)              $12,779,393            $10,144,683
                                                      =============          ============

*For the period from the commencement of investment operations, January 2, 1996 to August 31, 1996.

See notes to financial statements

Financial Highlights
--------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     February 28, 1997        Period Ended
                                                          (Unaudited)      August 31, 1996*
---------------------------------------------------------------------------------------------
                                                              Class A
---------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                      $ 12.26                $10.00
                                                           ----------           -----------
Income from investment operations# -
 Net investment income (loss)[sec]                         $(0.05)                $ 0.02
 Net realized and unrealized gain on investments
  and foreign currency transactions                           3.04                  2.24
                                                           ----------           -----------
  Total from investment operations                         $  2.99                $ 2.26
                                                           ----------           -----------
Less distributions declared to shareholders -
 From net realized gain on investments and
  foreign currency transactions                             (2.03)                    --
                                                           ----------           -----------
Net asset value - end of period                            $ 13.22                $12.26
                                                           ==========           ===========
 Total return                                               25.45%++              22.60%++
Ratios (to average net assets)/
  Supplemental data[sec]:
  Expenses##                                                 1.10%+                0.44%+
  Net investment income (loss)                             (0.75)%+                0.23%+
Portfolio turnover                                             87%                  104%
Average commission rate###                                 $0.0558               $0.0555
Net assets at end of period (000 omitted)                  $ 3,540               $10,145

    *For the period from the commencement of investment operations,
     January 2, 1996 to August 31, 1996.
    +Annualized.
   ++Not annualized.
    #Per share data is based on average shares
     outstanding.
   ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
[sec]The investment advisor and distributor voluntarily waived a portion of its management fee, distribution fee and shareholder servicing agent fee, respectively. To the extent these fees had been incurred, the net investment income (loss) per share and the ratios would have been:

  Net investment loss                                      $(0.08)               $(0.05)
  Ratios (to average net assets):
   Expenses##                                                1.71%+                1.84%+
   Net investment loss                                      (1.28)%+             (0.66)%+

See notes to financial statements

Financial Highlights
--------------------------------------------------------------------------------

                                                                              Period Ended
                                                                       February 28, 1997**
                                                                               (Unaudited)
---------------------------------------------------------------------------------------------
                                                                                   Class I
---------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                             $  12.08
                                                                                ----------
Income from investment operations# -
Net investment income[sec]                                                        $   0.01
Net realized and unrealized gain on investments and foreign currency
 transactions                                                                         1.13
                                                                                ----------
 Total from investment operations                                                 $   1.14
                                                                                ----------
Net asset value - end of period                                                   $  13.22
                                                                                ==========
Total return                                                                         9.35%++
Ratios (to average net assets)/Supplemental data[sec]:
Expenses##                                                                           0.14%+
Net investment income                                                                0.27%+
Portfolio turnover                                                                     87%
Average commission rate###                                                        $ 0.0558
Net assets at end of period (000 omitted)                                         $  9,234

   **For the period from the commencement of
     investment operations, January 2, 1997 to February 28, 1997.
    +Annualized.
   ++Not annualized.
    #Per share data is based on average shares outstanding.
   ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly
  ###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
[sec]The investment advisor and distributor voluntarily waived a portion of its management fee, distribution fee and shareholder servicing agent fee, respectively. To the extent these fees had been incurred, the net investment income per share and the ratios would have been:
      Net investment income                                                       $     --
      Ratios (to average net assets):
       Expenses##                                                                    0.25%+
       Net investment loss                                                          (0.05)%+

See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Strategic Growth Fund (the Fund) is a diversified series of MFS Series Trust I (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days of less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency they will receive from or require for their normal investment activities. They may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest -- The Fund offers Class A and Class I shares. The two classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of average daily net assets. The investment adviser did not impose a portion of its fee, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trustees did not receive any payments for their services to the Fund.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales on Class A shares of the Fund for the six months ended February 28, 1997.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that the Fund will pay MFD up to 0.50% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. Distribution fees under the Class A distribution plan are currently being waived.

Purchases over $1 million of Class A shares and certain purchases into retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. There were no contingent deferred sales charges imposed during the six months ended February 28, 1997 on Class A shares of the Fund.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of Class A shares at an effective annual rate of up to 0.15%. MFSC did not impose a portion of its fee, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $10,189,340 and $10,165,958, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                       $11,093,680
                                     ============
Gross unrealized appreciation        $ 1,921,199
Gross unrealized depreciation           (252,981)
                                     ------------
 Net unrealized appreciation         $ 1,668,218
                                     ============

(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                  Six Months Ended
                                  February 28, 1997 (Unaudited)     1996*
                                  -----------------------------   -----------------------
                                        Shares          Amount      Shares         Amount
-----------------------------------------------------------------------------------------
Shares sold                            112,061     $ 1,508,450      868,194    $9,192,172
Shares issued to
 shareholders in
 reinvestment of
 distributions                         139,290       1,718,834           --            --
Shares transferred to Class I         (706,677)     (8,734,528)          --            --
Shares reaquired                      (104,136)     (1,083,592)     (40,453)     (495,900)
                                    ----------    -------------   ---------    -----------
  Net increase                        (559,462)    $(6,590,836)     827,741    $8,696,272
                                    ==========    =============   =========    ===========

*For the period from the commencement of investment operations, January 2, 1996 to August 31, 1996.

Class I Shares

                         Period Ended February 28, 1997**
                         (Unaudited)
                       -----------------------------
                             Shares           Amount
----------------------------------------------------
Shares sold                 104,626      $1,066,167
Shares transferred
 from Class A               706,677       8,734,528
Shares reaquired           (112,571)     (1,371,602)
                         ----------     ------------
Net increase                698,732      $8,429,093
                         ==========     ============

**For the period from the commencement of offering of Class I shares, January 2, 1997 to February 28, 1997.

(6) Line of Credit

The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended February 28, 1997 was $25.

           ----------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) Strategic Growth Fund

Trustees

A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive Officer, Eastern Enterprises

Lawrence T. Perera - Partner, Hemenway & Barnes

William J. Poorvu - Adjunct Professor, Harvard University Graduate School of Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American Management Corp. (investment advisers)

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Manager
Christian Felipe*

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company
*Affiliated with the Investment Adviser

Investor Information
For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906
For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com


--------------------------------------------------------------------------------

[DALBAR LOGO]

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

--------------------------------------------------------------------------------

MFS(R) Strategic                [DALBAR LOGO]               ----------------
Growth Fund                                                   Bulk Rate
                                                              U.S. Postage
                                                              P A I D
500 Boylston Street                                           Permit #55638
Boston, MA 02116-3741                                         Boston, MA
                                                            ----------------



[MFS Investment Management Logo]
We invented the mutual fund(SM)






(C) 1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                   MSG-3 4/97 6M 090/290/389/890